Provision for Pension Plan - Funded (Unfunded) Status of Plan (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	R$ (1,328,701)	R$ (1,272,889)
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	629,120	500,816
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	(317,500)	(362,251)
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	(53,041)	(28,044)
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Funded (unfunded) status of plan	R$ 3,300	R$ 3,276